Digital Assets - Schedule of Digital Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Digital Assets [Abstract]
Digital assets held on exchange institutions	$ 221,162,809	$ 126,468,184